Consolidated Balance Sheets (Parentheticals) - $ / shares	Jun. 30, 2026	Dec. 31, 2025 [1]
Preferred shares, par value (in Dollars per share)	$ 0.025	$ 0.025
Preferred shares, authorized (in Shares)	100,000,000	100,000,000
Preferred shares, issued (in Shares)
Preferred shares, outstanding (in Shares)
Class A Common Shares
Ordinary shares, par value (in Dollars per share)	$ 0.025	$ 0.025
Ordinary shares, authorized (in Shares)	160,000,000	160,000,000
Ordinary shares issued (in Shares)	2,746,211	118,584
Ordinary shares, outstanding (in Shares)	2,746,211	118,584
Class B Common Shares
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, authorized (in Shares)	100,000,000	100,000,000
Ordinary shares issued (in Shares)	3,600,000	3,600,000
Ordinary shares, outstanding (in Shares)	3,600,000	3,600,000

[1]	Certain prior-period amounts have been reclassified for discontinued operations presentation, with corresponding explanation in Note 4